Loans and Allowance for Loan Losses - Schedule of Loans and Leases Receivable Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance, January 1	$ 9,309,000	$ 9,872,000
New loans and renewals during the year	9,984,000	5,735,000
Repayments (including loans paid by renewal) during the year	(8,472,000)	(6,298,000)
Balance, December 31	$ 10,821,000	$ 9,309,000